Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2014
Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	cik0001208211_SupplementTextBlock
RYDEX ETF TRUST

Guggenheim Russell Top 50® Mega Cap ETF

Supplement dated September 8, 2014 to the
Summary Prospectus and Statutory Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and Summary Prospectus (each, a “Prospectus” and, together, the “Prospectuses”) for the Guggenheim Russell Top 50® Mega Cap ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

Guggenheim Russell Top 50® Mega Cap ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Russell Top 50® Mega Cap ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the first paragraph under the heading “Principal Investment Strategies” in the Fund Summary section of each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged capitalization-weighted index comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. As of December 31, 2013, the Underlying Index included companies with a capitalization range of $10.4 billion to $500.7 billion.

Supplement [Text Block]	cik0001208211_SupplementTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMETFXLG-SUP-0914x0215